Segments (Schedule of Segment Information By Geographical Area) (Details) (USD $) In Millions, unless otherwise specified	Mar. 22, 2014	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Long-lived assets, net	$ 7,484.0	$ 7,537.5	$ 9,224.6	$ 9,637.6
Total assets	15,023.7	17,219.5	14,657.0	15,073.6
Blackhawk Network Holdings, Inc. [Member]
Segment Reporting Information [Line Items]
Long-lived assets, net		79.7	67.0	60.6
Total assets		1,952.9	1,528.1	1,291.8
Dominick's Stores [Member]
Segment Reporting Information [Line Items]
Total assets		136.7
U.S. [Member] | Safeway [Member]
Segment Reporting Information [Line Items]
Long-lived assets, net		7,457.8	7,991.1	8,395.6
Total assets		15,129.9	11,007.6	11,690.3
Canada [Member]
Segment Reporting Information [Line Items]
Long-lived assets, net			1,166.5	1,181.4
Total assets			$ 2,121.3	$ 2,091.5